Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Components of property, plant and equipment
Items of property, plant and equipment are recorded at cost, net of related government grants and accumulated depreciation and impairment charges. Depreciation is calculated using the following methods, annual rates and period:

	Methods	Annual rates and period
Equipment	Declining balance and straight-line	20%
Furniture and fixtures	Declining balance and straight-line	10% and 20%
Computer equipment	Straight-line	25% and 33 1/3%
Leasehold improvements	Straight-line	Remaining lease term
Components of the Company's property, plant and equipment are summarized below.

	Cost
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2017	3,919	19	737	37	4,712
Additions	2	—	2	—	4
Disposals / Retirements	(2,160)	—	(43)	—	(2,203)
Impact of foreign exchange rate changes	507	—	94	5	606
At December 31, 2017	2,268	19	790	42	3,119
Additions	1	—	8	—	9
Disposals / Retirements	(758)	—	(137)	—	(895)
Reclassifications	11	(11)	—	—	—
Impact of foreign exchange rate changes	(64)	(1)	(24)	(2)	(91)
At December 31, 2018	1,458	7	637	40	2,142

	Accumulated depreciation
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2017	3,799	2	692	15	4,508
Disposals / Retirements	(2,135)	—	(43)	—	(2,178)
Depreciation expense	50	2	30	18	100
Impact of foreign exchange rate changes	496	—	90	2	588
At December 31, 2017	2,210	4	769	35	3,018
Disposals / Retirements	(752)	—	(137)	—	(889)
Depreciation expense	19	1	14	1	35
Impact of foreign exchange rate changes	(63)	—	(22)	(2)	(87)
At December 31, 2018	1,414	5	624	34	2,077

	Carrying amount
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At December 31, 2017	58	15	21	7	101
At December 31, 2018	44	2	13	6	65